Investments in Associates - Additional Information (Detail) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 28, 2022	May 26, 2022	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Cumulative translation adjustment amount previously recorded in other comprehensive income was reclassified to profit and loss at the time of disposal of foreign operations					$ 149,473	$ 0
Hod Maden Associate [member]
Disclosure of associates [line items]
Proportion of ownership interest in associate					30.00%
Gains losses recognized on disposal of associate					$ 24,900
Cumulative translation adjustment amount previously recorded in other comprehensive income was reclassified to profit and loss at the time of disposal of foreign operations					$ 149,500
Entree Resources Limited [member]
Disclosure of associates [line items]
Proportion of ownership interest in associate				25.00%
Gain recognized on disposal of investment in associate			$ 12,500
Entree Resources Limited [member] | Convertible Promissory Note [Member]
Disclosure of associates [line items]
Equity interest sold for consideration of promissory note			$ 33,800
Horizon Copper Corp [member]
Disclosure of associates [line items]
Proportion of ownership interest in associate				34.00%	34.00%
Value owed to associate					$ 8,300
Horizon Copper Corp [member] | Convertible Promissory Note [Member] | Principal Value [Member]
Disclosure of associates [line items]
Convertible promissory note receivable				$ 95,000
Horizon Copper Corp [member] | Non Diluted Basis [member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	34.00%
Horizon Copper Corp [member] | Bottom of Range [member] | Fully Diluted [member]
Disclosure of associates [line items]
Proportion of ownership interest in associate					20.00%
Sandbox Royalties Corp [member] | Non Diluted Basis [member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	20.10%
Sandbox Royalties Corp [member] | Bottom of Range [member] | Fully Diluted [member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		20.00%
Hod Maden [member]
Disclosure of associates [line items]
Cash contribution in consideration for gold stream					$ 10,000